DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

XCF Global Capital, Inc. (“XCF or the “Company”) was founded and incorporated on January 20, 2023, with the mission to reduce the world’s carbon footprint through production of clean-burning, sustainable biofuels, principally Sustainable Aviation Fuel (“SAF”). SAF is a synthetic kerosene derived from non-food feedstocks such as waste oils and fats, green and municipal waste, and non-food crops and, currently blended with conventional Jet-A fuel. XCF was originally formed as a holding company to scale and operate clean fuel production facilities with plans to implement a fully integrated business model from feedstock supply and production to marketing and sales of renewable fuels. XCF intends to build a nationwide portfolio of SAF production facilities that use non-food feedstocks at competitive production costs and implement a fully integrated business model from feedstock supply and production to marketing and sales of sustainable aviation fuels. XCF owns biodiesel plants located in Fort Myers, Florida and Wilson, North Carolina which XCF intends to further build-out and reconstruct to produce SAF.

On October 31, 2023, XCF entered into an asset purchase agreement with Southeast Renewables, LLC (“Southeast”) to acquire a biodiesel plant in Wilson, North Carolina. Also, on October 31, 2023, XCF entered into an asset purchase agreement with Good Steward Biofuels FL, LLC (“Good Steward”) to acquire a biodiesel plant in Fort Myers, Florida.

Basis of Presentation

The accompanying financial statements for XCF have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The accompanying financial statements are for the year ended 2024 and from the incorporation of XCF on February 9, 2023, through December 31, 2023.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. Such estimates include useful lives of property and equipment, valuation of long-lived assets and their recoverability, and income taxes. The Company bases its estimates on historical experience and also on assumptions that management considers reasonable. The Company assesses these estimates on an ongoing basis; however, actual results could materially differ from these estimates.

Liquidity and Going Concern

In accordance with Accounting Standards Update, (“ASU”), 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. This evaluation requires management to perform two steps. First, management must evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern. Second, if management concludes that substantial doubt is raised, management is required to consider whether it has plans in place to alleviate that doubt. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Disclosures in the notes to the financial statements are required if management concludes that substantial doubt exists or that its plans alleviate the substantial doubt that was raised.

From inception through December 31, 2024, the Company incurred recurring losses. The Company’s net loss was $4,821,989 and $246,610 in the year ended December 31, 2024, and the period February 9, 2023 (inception) to December 31, 2023, respectively. The Company had an accumulated deficit of $5,068,599 and current liabilities of $5,264,277 as of December 31, 2024, and cash and cash equivalents, of $353,174. The Company believes that operating losses and negative operating cash flows will continue into the foreseeable future

The Company’s ultimate success is dependent on its ability to obtain additional financing and generate sufficient cash flow to meet its obligations on a timely basis. The Company’s business will require significant capital to sustain operations and the significant investments to execute its long-term business plan. Absent generation of sufficient revenue from the execution of the Company’s long-term business plan, the Company will need to obtain debt or equity financing, especially if the Company experiences downturns in its business that are more severe or longer than anticipated, or if the Company experiences significant increases in expense levels resulting from being a publicly-traded company or operations. Such additional debt or equity financing may not be available to the Company on favorable terms, if at all.

If the Company is not able to secure adequate additional funding when needed, the Company will need to reevaluate its operating plan and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs or cease operations entirely. These actions could materially impact the Company’s business, results of operations and future prospects. There can be no assurance that in the event the Company requires additional financing, such financing will be available on terms that are favorable, or at all. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending would have a material adverse effect on the Company’s ability to achieve its intended business objectives.

Therefore, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The accompanying financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. They do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.